Fixed Assets, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 430	$ 430	$ 430
Less: accumulated depreciation	(342)	(333)	(281)
Net book value of fixed assets, net	88	97	149
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	116	116	116
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	68	68	68
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	239	239	239
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 7	$ 7	$ 7